Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions
Related Party Transactions

Note 12 — Related Party Transactions

Nytis Exploration Company (“NEC”) is an independent oil and gas company whose nature of its business is the exploration, development, production, marketing and sale of oil, gas, coalbed methane and other hydrocarbons in locations other than the United States.  Prior to the closing of the Private Placement on June 29, 2011 (see Note 9 and Item 2 — Recent Developments), NEC had substantially the same shareholders as the Company.  The Company had engaged NEC to assist in the management, direction and supervision of the operations and business functions of the Company.  A service agreement between the Company and NEC provided for certain restrictions on NEC’s authority to perform acts in connection with the business of the Company and established provisions for the compensation of NEC in performing these duties.  General and administrative expenses charged by NEC to the Company were approximately $302,000 and $284,000 for the three months ended June 30, 2011 and 2010, respectively.  NEC charged the Company general and administrative expenses of approximately $673,000 and $561,000 for the six months ended June 20, 2011 and 2010, respectively.  As of June 30, 2011, the Company owed NEC approximately $1.8 million.  This payable consists primarily of charges incurred under the service agreement and advances made for capital expenditures and other miscellaneous general and administrative expenses.

The Company and NEC have terminated this service agreement and in its place, effective July 1, 2011, is a new agreement whereby the Company will manage, direct and supervise the operations and business of the Company in addition to providing these services to NEC for a monthly fee of $15,000.  The new agreement’s initial term of one year is automatically renewable for successive one-year terms.

Note 14 — Related Party Transactions

NEC is an independent oil and gas company whose nature of its business is the exploration, development, production, marketing and sale of oil, gas, coalbed methane and other hydrocarbons in locations other than the United States.  NEC has substantially the same shareholders as the Company.  The Company has engaged NEC to assist in the management, direction and supervision of the operations and business functions of the Company.  A service agreement between the Company and NEC provides for certain restrictions on NEC’s authority to perform acts in connection with the business of the Company and establishes provisions for the compensation of NEC in performing these duties.  General and administrative expenses charged by NEC to the Company for the years ended December 31, 2010 and 2009 were approximately $1.2 million and $964,000, respectively.  At December 31, 2010 and 2009, the Company owed NEC approximately $3.1 million and $5.5 million, respectively.  This payable consists primarily of charges incurred under the service agreement and advances made for capital expenditures and other miscellaneous general and administrative expenses.  As discussed in Note 4, proceeds from the sale of certain oil and gas assets were used to pay down the related party payable.